LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator [Abstract]
Net loss attributable to ordinary shareholders	$ (2,046,759)	$ (1,618,056)	$ (1,462,799)
Denominator [Abstract]
Weighted-average number of shares outstanding-basic (in shares)	532,705,796	477,264,888	436,601,801
Weighted-average number of shares outstanding-diluted (in shares)	532,705,796	477,264,888	436,601,801
Basic loss per share (in dollars per share)	$ (3.84)	$ (3.39)	$ (3.35)
Diluted loss per share (in dollars per share)	$ (3.84)	$ (3.39)	$ (3.35)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	77,703,987	96,803,578	112,988,132
Loss Per Share [Abstract]
Consideration received for this issuance shares issued to share depositary bank	$ 0	$ 0	$ 0
Class A Ordinary Shares [Member]
Loss Per Share [Abstract]
Number of shares issued to share depositary bank to settle share incentive awards (in shares)	12,000,000	6,000,000
Consideration received for this issuance shares issued to share depositary bank	$ 0	$ 0
Share Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	46,225,613	50,090,731	52,188,554
RSAs/RSUs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	8,129,220	9,341,928	8,081,437
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	23,349,154	37,370,919	52,718,141